CONTINGENT CONSIDERATION (Details Narrative) - USD ($) $ in Millions	Jun. 09, 2022	Feb. 01, 2022
Wanwang, the acquired company, Xiaoshi Huang and Thrive Shine Limited
Consideration Paid		$ 8.7
Acquisition of equity interests consideration		60.0
Contingent consideration		$ 19.3
Beijing Cloud Class Technology Co., Ltd [Member]
Consideration Paid	$ 9.9
Consideration settled by issue of share	7.7
Contingent consideration	$ 2.2